Notes payable - Schedule of company’s credit facilities outstanding (Details) - USD ($) $ in Thousands		1 Months Ended
	Feb. 18, 2026	Dec. 31, 2021	Feb. 26, 2026	Dec. 31, 2025	Oct. 10, 2025	Dec. 31, 2024	Nov. 06, 2024	Dec. 29, 2023
Notes payable
Outstanding balance				$ 554,723
Line of credit
Notes payable
Original facility size				787,046
Outstanding balance				554,723
Senior Secured Notes – 2026
Notes payable
Outstanding balance				456,815		$ 460,000
Gross proceeds		$ 475,000
Senior Secured Notes – 2026 | Line of credit
Notes payable
Original facility size				475,000
Outstanding balance				$ 456,815
Stated interest rate				8.00%
Senior Secured Notes – 2027
Notes payable
Outstanding balance				$ 56,597		0
Senior Secured Notes – 2027 | Line of credit
Notes payable
Original facility size				67,000
Outstanding balance				$ 56,597
Stated interest rate				10.00%
Bloom Notes – 2025
Notes payable
Outstanding balance				$ 0		60,000
Bloom Notes – 2025 | Line of credit
Notes payable
Original facility size				60,000
Outstanding balance				$ 0
Stated interest rate				4.00%
Bloom Notes – 2024
Notes payable
Outstanding balance				$ 0		16,500		$ 47,500
Bloom Notes – 2024 | Line of credit
Notes payable
Original facility size				50,000
Outstanding balance				$ 0
Stated interest rate				10.00%
Amended Needham LOC
Notes payable
Outstanding balance				$ 21,910		11,100
Amended Needham LOC | Line of credit
Notes payable
Original facility size				100,000
Outstanding balance				$ 21,910
Stated interest rate				7.99%
Amended Needham LOC | Line of credit | Revolving credit facility
Notes payable
Original facility size					$ 100,000		$ 40,000
Stated interest rate					7.99%
Amended Needham LOC | Line of credit | Subsequent events | Revolving credit facility
Notes payable
Stated interest rate			8.99%
ABL Facility – EWB
Notes payable
Outstanding balance				$ 12,000		12,000
ABL Facility – EWB | Line of credit
Notes payable
Original facility size				12,000
Outstanding balance				$ 12,000
Stated interest rate				6.00%
Other notes payable - BHH Note | Line of credit
Notes payable
Original facility size				$ 7,500
Outstanding balance				$ 0
Stated interest rate				15.00%
Other notes payable - miscellaneous | Line of credit
Notes payable
Original facility size				$ 6,615
Outstanding balance				3,308
Other notes payable - VOWL Note | Line of credit
Notes payable
Original facility size				2,231
Outstanding balance				$ 0
Stated interest rate				4.25%
Other notes payable - NGC Note | Line of credit
Notes payable
Original facility size				$ 1,600
Outstanding balance				$ 0
Stated interest rate				12.00%
Seller note payable
Notes payable
Outstanding balance				$ 4,093		$ 4,364
Seller note payable | Line of credit
Notes payable
Original facility size				5,100
Outstanding balance				$ 4,093
Stated interest rate				5.00%
Senior Secured Notes - 2029 | Line of credit | Subsequent events
Notes payable
Stated interest rate	11.50%
Gross proceeds	$ 500,000